Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2020	Jul. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment as of October 31, 2020 are summarized below:

	As of October 31, 2020 (unaudited)	As of July 31, 2020 (audited)
Leasehold improvement	$114,263	$114,263
Accumulated depreciation	(70,734)	$(54,411)
Total	$43,529	$59,852

Property, plant and equipment as of July 31, 2020 are summarized below:

	As of July 31, 2020 (audited)	As of July 31, 2019 (audited)
Leasehold improvement	$114,263	$-
Accumulated depreciation	(54,411)	$-
Property, plant and equipment, net	$59,852	$-